Stock-based compensation - Summary of Unrecognized Compensation Expense for Unvested Awards (Parenthetical) (Details) $ in Thousands	Mar. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 46,299
Unvested awards outstanding | shares	512,663
Awards without a grant date and measurement date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 11,800
Unvested awards outstanding | shares	512,663